UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23368

(Investment Company Act file number)

1WS Credit Income Fund

(Exact name of registrant as specified in charter)

299 Park Avenue, 25th Floor, New York, New York 10171

(Address of principal executive offices)

(212) 377-4810

(Registrant's telephone number)

Kurt A. Locher

c/o 1WS Credit Income Fund

Chief Executive Officer

299 Park Avenue, 25th Floor

New York, New York 10171

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

		Maturity	Principal
	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (39.27%)
Residential (31.03%)
Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	$409,092	$266,483
APS Resecuritization Trust, Series 2014-1, Class 1M(b)	1.73%	08/28/54	2,165,264	506,239
Asset Backed Securities Corp. Home Equity Loan Trust Series NC, Series 2006-HE4, Class M1(b)	1M US L + 0.31%	05/25/36	1,094,918	1,039,734
Banc of America Funding , Series 2007-5, Class CA8(b)	5.35% - 1M US L	07/25/37	3,957,675	727,421
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE1, Class M6(b)	1M US L + 3.68%	01/25/35	436,393	343,005
BNC Mortgage Loan Trust, Series 2006-1, Class A4(b)	1M US L + 0.31%	10/25/36	1,512,000	1,001,700
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)	1M US L + 1.75%	05/25/22	1,000,000	864,200
Citicorp Residential Mortgage Trust Series, Series 2006-2, Class M2(c)(d)	5.34%	09/25/36	2,000,000	2,056,800
Delft 2020 BV, Series 2020-1, Class F(b)	3.30% - 3M EUR L	10/17/42	€307,000	334,010
Dilosk RMBS No. 2 DAC, Series 2018-2, Class E(b)(e)	3.25% - 3M EUR L	12/20/57	605,000	669,769
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)	1M US L + 0.50%	11/25/36	$1,948,791	1,138,678
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	232,954	227,899
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M US L + 0.60%	08/25/37	547,743	305,367
GSAMP Trust, Series 2005-WMC1, Class M2(b)	1M US L + 0.78%	09/25/35	770,397	654,837
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M5(b)	1M US L + 0.54%	01/25/36	968,654	767,368
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 1.65%	12/25/35	186,560	128,353
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)	1M US L + 0.32%	07/25/36	1,017,378	1,147,806
JP Morgan Mortgage Trust, Series 2005-A5, Class TB1(b)	4.23%	08/25/35	569,168	570,648
JP Morgan Resecuritization Trust Series, Series 2015-3, Class 3A2	5.80%	09/26/37	377,483	304,063
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)	0.84% - 3M EUR L	06/15/45	€500,000	364,546
Merrill Lynch Mortgage Investors Trust HE1, Series 2006-HE1, Class M2(b)	1M US L + 0.40%	12/25/36	$2,000,000	1,836,600
Miravet SARL, Series 2019-1, Class E(b)	3.00% - 3M EUR L	05/26/65	€500,000	512,882
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M US L + 0.47%	04/25/37	$1,014,244	1,041,425
New Century Home Equity Loan Trust, Series 2004-A, Class MI1(b)(d)	4.37%	08/25/34	970,516	964,111
New Century Home Equity Loan Trust, Series 2005-2, Class M6(b)	1M US L + 1.02%	06/25/35	302,618	275,413
New Century Home Equity Loan Trust, Series 2005-B, Class M2(b)	1M US L + 0.49%	10/25/35	500,000	406,650
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-HE2, Class M2(b)	1M US L + 0.34%	03/25/36	2,758,323	2,205,279
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)	1M US L + 0.55%	08/25/36	1,245,838	1,186,038
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(c)	3.93%	11/25/35	413,120	270,181
RALI Trust, Series 2006-Q05, Class 1A2(b)(d)	1M US L + 0.19%	05/25/46	1,040,195	937,736
RALI Trust, Series 2006-QS9, Class 1A16(b)	1M US L + 0.65%	07/25/36	878,485	706,741
RALI Trust, Series 2006-QS9, Class 1A5(b)	1M US L + 0.70%	07/25/36	1,295,127	1,046,722
RALI Trust, Series 2007-QS4, Class 3A9(d)	6.00%	03/25/37	1,100,866	1,042,630
Wells Fargo Mortgage Backed Securities Trust, Series 2007-1, Class A4	5.75%	02/25/37	–(f)	73,473
Wells Fargo Mortgage Backed Securities Trust, Series 2007-1, Class A8	5.75%	02/25/37	–(f)	52,159
				25,976,966
Commercial (8.24%)
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)	1M US L + 4.00%	06/15/21	1,194,000	1,203,313
BXMT, Ltd., Series 2020-FL2, Class D(b)(e)	–	01/15/23	100,000	100,000
BXMT, Ltd., Series 2020-FL2, Class E(b)(e)	–	01/15/23	100,000	100,000
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G(b)	1M US L + 2.99%	11/15/21	1,524,000	1,526,896
Commercial Mortgage Trust, Series 2015-CR24, Class D(b)	3.46%	08/12/25	500,000	476,450
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class B(b)	3.39%	12/17/29	292,000	308,498
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class C(b)	3.39%	12/17/29	297,000	308,583
Credit Suisse Mortgage Trust, Series 2019-UVIL, Class D(b)	3.39%	12/17/29	307,000	309,579

		Maturity	Principal
	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D(b)	4.81%	07/15/24	$526,000	$507,958
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4(d)	3.25%	12/17/24	1,000,000	1,058,300
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class D(b)(d)	4.69%	09/15/58	1,000,000	1,003,800
				6,903,377

TOTAL MORTGAGE-BACKED SECURITIES (Cost $29,514,502)				32,880,343

ASSET-BACKED SECURITIES (36.21%)
AutoFlorence 1 Srl, Series 2019-1, Class E(b)	4.50% - 1M EUR L	12/25/42	€500,000	557,299
BCAPB Trust, LLC, Series 2007-AB1, Class A5(e)	–	10/25/22	$750,920	499,831
CPS Auto Trust, Series 2018-D, Class D	4.34%	09/15/22	485,000	502,169
ENVA, LLC, Series 2019-A, Class B	6.17%	06/22/26	1,500,000	1,533,450
Exeter Automobile Receivables Trust, Series 2019-2X, Class E	4.68%	06/15/23	2,500,000	2,574,000
FREED ABS Trust, Series 2019-1, Class C	5.39%	06/18/26	2,000,000	2,050,600
FREED ABS Trust, Series 2019-2, Class C	4.86%	11/18/26	2,500,000	2,561,750
FREED ABS Trust, Series 2020-FP1, Class B	3.06%	03/18/27	500,000	503,350
FREED ABS Trust, Series 2020-FP1, Class C	4.37%	03/18/27	500,000	503,950
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D(d)	4.09%	08/17/26	1,000,000	1,012,800
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D(e)	3.68%	02/15/24	900,000	903,060
Honours PLC, Series 2006-2, Class B(b)	1M GBP L + 1.00%	04/10/29	£466,765	412,470
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)(d)	3M US L + 1.15%	03/27/42	$2,000,000	1,705,200
Lendingpoint Asset Securitization Trust, Series 2019-1X, Class C	4.50%	12/15/21	1,933,000	1,938,799
Lendingpoint Asset Securitization Trust, Series 2019-2, Class C	4.66%	11/10/25	300,000	301,560
LL ABS Trust, Series 2019-1A, Class C	5.07%	03/15/27	500,000	504,450
Marlette Funding Trust, Series 2020-1A, Class C	2.80%	03/15/30	500,000	503,500
Marlette Funding Trust, Series 2020-1A, Class D	3.54%	03/15/30	500,000	504,650
MelTel Land Funding, LLC, Series 2019-1X, Class B	4.70%	04/15/24	750,000	775,200
MelTel Land Funding, LLC, Series 2019-1X, Class C	6.07%	04/15/24	750,000	779,025
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)(d)	1M US L + 0.50%	07/27/37	1,746,000	1,199,153
National Collegiate Student Loan Trust, Series 2007-1, Class A4(b)(d)	1M US L + 0.31%	10/25/33	2,000,000	1,844,400
National Collegiate Student Loan Trust, Series 2007-4, Class A3A2(b)	5.74%	03/25/38	632,000	629,851
Octane Receivables Trust, Series 2019-1A, Class C	4.74%	06/20/25	750,000	763,125
OnDeck Asset Securitization Trust II, LLC, Series 2019-1A, Class D	4.02%	11/18/24	300,000	301,410
Perimeter Master Note Business Trust, Series 2019-2A, Class A	4.23%	11/15/23	300,000	307,350
Prosper Marketplace Issuance Trust Series, Series 2018-1A, Class D(d)	5.70%	06/17/24	2,000,000	2,040,000
Small Business Lending Trust, Series 2020-A, Class B	3.20%	12/15/26	500,000	504,300
Sofi Professional Loan Program, Series 2019-BX, Class R1(g)	N/A	08/17/48	56,770	2,101,833

TOTAL ASSET-BACKED SECURITIES (Cost $29,583,710)				30,318,535

COLLATERALIZED LOAN OBLIGATIONS (21.75%)(b)
ALM Loan Funding, Series 2018-12A, Class DR2	3M US L + 5.10%	04/16/27	300,000	300,000
AMMC CLO 19, Ltd., Series 2016-19A, Class E	3M US L + 7.00%	10/15/28	300,000	299,970
AMMC CLO 20, Ltd., Series 2017-20A, Class E	3M US L + 5.81%	04/17/29	300,000	292,800
Anchorage Capital CLO, Ltd., Series 2015-6X, Class ER	3M US L + 6.35%	07/15/30	700,000	692,440
Anchorage Capital CLO, Ltd., Series 2015-7X, Class ER	3M US L + 5.60%	10/15/27	1,000,000	1,002,200
Anchorage Capital CLO, Ltd., Series 2016-8X, Class ER	3M US L + 5.75%	07/28/28	500,000	497,600
Apex Credit CLO, LLC, Series 2015-2X, Class ER	3M US L + 6.10%	10/17/26	500,000	452,550
BlueMountain CLO, Ltd., Series 2018-1X, Class ER	3M US L + 5.55%	04/20/27	500,000	473,550
BlueMountain CLO, Ltd., Series 2018-2X, Class SUB	N/A	08/15/31	1,300,000	689,000
Canyon Capital CLO, Ltd., Series 2014-2X, Class ER	3M US L + 6.85%	04/15/29	950,000	949,905
Cent CLO, Ltd., Series 2015-24X, Class DR	3M US L + 5.75%	10/15/26	1,000,000	993,200
CIFC Funding 2015-II, Ltd., Series 2017-2A, Class ER	3M US L + 5.30%	04/15/27	300,000	299,610
Dryden Senior Loan Fund, Series 2015-38X, Class SUB	N/A	07/15/30	750,000	427,500
Figueroa CLO, Ltd., Series 2013-2X, Class DRR	3M US L + 5.60%	06/20/27	1,036,000	1,022,843
Gallatin CLO IX, Ltd., Series 2018-1A, Class E	3M US L + 5.47%	01/21/28	552,000	547,142

		Maturity	Principal
	Rate	Date(a)	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
ICG US CLO, Ltd., Series 2016-1X, Class DR	3M US L + 5.75%	07/29/28	$1,250,000	$1,240,875
KKR Financial CLO, Ltd., Series 2019-16X, Class DR	3M US L + 6.75%	01/20/29	500,000	500,550
MP CLO, Ltd., Series 2015-2X, Class ER	3M US L + 5.45%	10/28/27	750,000	747,975
OCP CLO, Ltd., Series 2015-8X, Class D	3M US L + 5.50%	04/17/27	500,000	500,900
Recette CLO, Ltd., Series 2015-1X, Class E	3M US L + 5.70%	10/20/27	1,500,000	1,500,000
Shackleton CLO, Ltd., Series 2017-8X, Class ER	3M US L + 5.34%	10/20/27	1,000,000	991,300
Sound Point CLO III-R, Ltd., Series 2013-2RX, Class E	3M US L + 6.00%	04/15/29	500,000	427,550
Sound Point CLO XII, Ltd., Series 2019-2X, Class ER	3M US L + 6.90%	10/20/28	500,000	490,550
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1	3M US L + 0.80%	02/05/36	1,000,000	400,000
TICP, Series 2015-1X, Class E	3M US L + 5.50%	07/20/27	1,000,000	968,400
Venture CDO, Ltd., Series 2016-23X, Class ER	3M US L + 5.95%	07/19/28	500,000	494,050
Voya CLO, Ltd., Series 2014-2X, Class SUB	N/A	04/17/30	761,000	281,570
Wind River CLO, Ltd., Series 2016-1X, Class ER	3M US L + 5.55%	07/15/28	750,000	720,900

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,182,343)				18,204,930

	7-Day
	Yield	Shares
MONEY MARKET FUNDS (15.76%)
BlackRock Liquidity Funds T-Fund	1.49%	10,770,015	10,770,015
BNY Mellon U.S. Treasury Fund, Institutional Class	1.42%	2,429,307	2,429,307

TOTAL MONEY MARKET FUNDS (Cost $13,199,322)			13,199,322

TOTAL INVESTMENTS (112.99%) (Cost $90,479,877)			$94,603,130

Liabilities in Excess of Other Assets (-12.99%)(h)			(10,876,804)
NET ASSETS (100.00%)			$83,726,326

Percentages above are stated as a percentage of net assets as of January 31, 2020

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
EURIBOR - Euro Interbank Offered Rate

Libor Rates:
1M GBP L - 1 Month GBP LIBOR as of January 31, 2020 was 0.71%.
1M EUR L - 1 Month EURIBOR as of January 31, 2020 was (0.45)%
3M EUR L - 3 Month EURIBOR as of January 31, 2020 was (0.39)%
1M US L - 1 Month LIBOR as of January 31, 2020 was 1.66%
3M US L - 3 Month LIBOR as of January 31, 2020 was 1.75%

(a)	The maturity date for credit investments represents the legal maturity. Many of the instrument are callable through cash flows on the underlying or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. The Interest Rate in effect as of January 31, 2020 is based on the Reference Rate plus the displayed spread as of the security's last reset date.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2020.
(d)	On January 31, 2020, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $14,759,100.
(e)	All or a portion of this position has not settled as of January 31, 2020. The Fund will not accrue interest until the settlement date.
(f)	Security principal paid in full; the value of the security at January 31, 2020 is expected to be received from the liquidation of the security's trust.
(g)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
BP CURRENCY	Wells Fargo	Short	6	March 2020	$(495,638)	$6,563
EURO FX CURR	Wells Fargo	Short	8	March 2020	(1,111,850)	11,901
US 2YR NOTE	Wells Fargo	Long	7	March 2020	1,514,516	6,227
US 5YR NOTE	Wells Fargo	Short	459	March 2020	(55,227,024)	(552,593)
US 10YR NOTE	Wells Fargo	Short	9	March 2020	(1,184,906)	(22,287)
					$(56,504,902)	$(550,189)

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Pay Rate	Currency	Maturity Date	Implied Credit Spread at January 31, 2020(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Depreciation
The Markit CMBX North America BB Series 9 Index	Morgan Stanley	5.00%	USD	9/17/58	5.91%	$2,500,000	$108,000	$(115,533)	$(7,533)
							$108,000	$(115,533)	(7,533)

Credit default swaps pay quarterly.

(a)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Quarterly Consolidated Schedule of Investments.

1WS Credit Income Fund

Notes to Quarterly Consolidated Schedule of Investments

January 31, 2020

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share, of no less than 5% of the Shares outstanding.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

Institutional Class (“Class I”) Shares (which are not subject to any sales load or asset-based distribution fee) of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Currently, only the Institutional Class Shares are being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser and the Administrator (defined below). The Fund’s valuation committee (the “Valuation Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the day-to-day responsibility for overseeing the implementation of the Fund’s valuation policies and procedures and fair value determinations (subject to review and ratification by the Board).

Fund Valuation: Institutional Class Shares are offered at NAV. NAV per Share is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Shares outstanding.

NOTE 3. PORTFOLIO VALUATION:

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 —	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2 —	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3 —	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, we may fair value certain investments using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of January 31, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$25,976,966	$–	$25,976,966
Commercial Mortgage-Backed Securities	–	6,903,377	–	6,903,377
Asset-Backed Securities	–	28,216,702	2,101,833	30,318,535
Collateralized Loan Obligations	–	18,204,930	–	18,204,930
Money Market Funds	13,199,322	–	–	13,199,322
Total	$13,199,322	$79,301,975	$2,101,833	$94,603,130
Other Derivative Instruments
Assets:
Future Contracts	$24,691	$–	$–	$24,691
Liabilities:
Credit Default Swap Contract	–	(7,533)	–	(7,533)
Future Contracts	(574,880)	–	–	(574,880)
Total	$(550,189)	$(7,533)	$–	$(557,722)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period from commencement of operations to January 31, 2020 of the Fund’s Level 3 portfolio investments:

	Asset-Backed Securities	Collateralized Loan Obligations	Total
Balance as of October 31, 2019	$2,098,965.00	$1,283,300	$3,382,265
Accrued discount/ premium	(55,570)	(63,233)	(118,803)
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	58,438	178,003	236,441
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	(1,398,070)	(1,398,070)
Balance as of January 31, 2020	$2,101,833	$-	$2,101,833

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset-Backed Securities	$2,101,833	Broker pricing	Indicative quote	$3,702.36(1)

(1)	Input is based on the total market value of the outstanding loan, of which the Fund owns 6%.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1WS Credit Income Fund

By:	/s/ Kurt A. Locher
Kurt A. Locher, Chief Executive Officer
(Principal Executive Officer)
Date:	March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt A. Locher
Kurt A. Locher, Chief Executive Officer
(Principal Executive Officer)
Date:	March 31, 2020

By:	/s/ Stephanie Dolan
Stephanie Dolan, Chief Financial Officer
(Principal Financial Officer)
Date:	March 31, 2020